Annual Total Returns - Voya Multi-Manager Emerging Markets Equity Fund (Class A C I P R and W Shares) [BarChart] - Class A C I P R and W Shares - Voya Multi-Manager Emerging Markets Equity Fund - Class A
Feb. 28, 2021
Bar Chart Table:
2011
2012	15.25%
2013	1.33%
2014	(7.33%)
2015	(15.60%)
2016	7.82%
2017	44.02%
2018	(20.13%)
2019	24.15%
2020	16.43%